Consolidated Balance Sheets (Parenthetical)	Feb. 24, 2018 $ / shares shares
Statement of Financial Position [Abstract]
Preferred stock, par value (dollars per share) | $ / shares	$ 0.01
Preferred stock, shares authorized	30,000,000
Preferred stock, shares outstanding	0
Preferred stock, shares issued	0
Common stock, par value (dollars per share) | $ / shares	$ 0.01
Common stock, shares authorized	1,000,000,000
Common stock, shares outstanding	279,654,028
Common stock shares issued	279,654,028